Supplement Dated June 23, 2011 to your Prospectus

The following language is added under Section 8.b. State Variations:

Washington - The Personal Pension Account rider and the Safety Plus rider will not be available for Contracts issued after the close of business on June 24, 2011.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-8112